Schedule of Investments (unaudited) July 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$805	$890,048
Series D, Sub Lien, 6.00%, 10/01/42	3,575	4,089,550

		4,979,598

Arizona — 0.7%
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	90	104,201
5.00%, 05/15/56	360	408,629
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	1,685	1,883,695

		2,396,525

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	2,455	2,760,574

California — 5.0%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	2,095	3,393,376
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	890	970,127
Series A, 4.00%, 04/01/45	390	462,361
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,664,641
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	145	158,096
Series A, 5.25%, 08/15/49	370	400,000
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	225	273,112
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,495	1,555,757
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	775	854,461
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/31	345	465,222
Series A, AMT, 5.00%, 05/15/32	410	550,482
Series A, AMT, 5.00%, 05/15/33	405	540,983
Series A, AMT, 5.00%, 05/15/38	290	381,466
Series A, AMT, 5.00%, 05/15/39	310	407,346
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	2,745	2,837,259
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/42(b)	2,000	1,269,580
State of California, Refunding GO, 3.00%, 12/01/46	500	548,105
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	360	407,808

		17,140,182

Colorado — 1.7%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,705	2,250,139

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	$1,765	$2,046,253
State of Colorado, COP, Series O, 4.00%, 03/15/44	1,275	1,494,657

		5,791,049

Connecticut — 0.2%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	330	401,858
Series A, 4.00%, 05/01/39	210	254,171

		656,029

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,165	1,344,655

District of Columbia — 6.8%
District of Columbia, Refunding RB 5.00%, 04/01/35	435	531,392
5.00%, 10/01/48	2,315	2,825,805
Series A, 6.00%, 07/01/23(c)	240	266,638
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB Series A, AMT, 4.00%, 10/01/37	340	417,928
Series A, AMT, 4.00%, 10/01/38	340	416,905
Series A, AMT, 4.00%, 10/01/39	505	616,044
Series A, AMT, 4.00%, 10/01/40	410	499,142
Series A, AMT, 4.00%, 10/01/41	380	460,469
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB Series A, 5.00%, 10/01/53	2,010	2,067,084
Series B, Subordinate, 4.00%, 10/01/49	765	880,362
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB(b)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33	6,590	5,378,560
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34	4,830	3,827,340
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35	6,515	5,015,768

		23,203,437

Florida — 6.1%
Capital Projects Finance Authority, RB
Series A-1, 5.00%, 10/01/32	195	247,430
Series A-1, 5.00%, 10/01/33	215	271,902
Series A-1, 5.00%, 10/01/34	215	270,734
Series A-1, 5.00%, 10/01/35	75	94,121
Celebration Pointe Community Development District, SAB(a)
5.00%, 05/01/32	450	504,729
5.00%, 05/01/48	1,120	1,224,250
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	1,190	1,427,369
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,521,570
County of Miami-Dade Florida Aviation Revenue, Refunding RB Series A, 4.00%, 10/01/37	325	393,318
Series A, 4.00%, 10/01/38	325	392,847
Series A, 4.00%, 10/01/39	240	289,637
County of Sarasota Florida Utility System Revenue, RB Series A, 5.00%, 10/01/45	435	564,299
Series A, 5.00%, 10/01/50	650	835,322

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(a) Series A, 5.00%, 06/15/40	$215	$250,679
Series A, 5.00%, 06/15/50	720	824,630
Series A, 5.00%, 06/15/55	435	497,066
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(c)	3,015	3,049,793
Palm Beach County Health Facilities Authority, RB, 5.00%, 11/15/45	3,150	3,752,091
Village Community Development District No.10, SAB, 5.13%, 05/01/43	2,065	2,137,523
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,750	2,211,300

		20,760,610

Georgia — 4.9%
Development Authority for Fulton County, Refunding RB, 4.00%, 03/15/44	5,000	5,391,850
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	515	598,389
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	350	408,401
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	720	734,119
Glynn-Brunswick Memorial Hospital Authority, RB, 5.00%, 08/01/47	2,500	3,021,025
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	490	687,857
Series A, 5.00%, 05/15/36	490	696,623
Series A, 5.00%, 05/15/37	540	777,670
Series A, 5.00%, 05/15/38	295	430,924
Series A, 5.00%, 05/15/49	985	1,556,684
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	1,560	1,761,786
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	610	697,804

		16,763,132

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	745	918,868

Illinois — 11.4%
Chicago Board of Education, GO Series C, 5.25%, 12/01/35	1,465	1,653,487
Series D, 5.00%, 12/01/46	1,915	2,133,681
Series H, 5.00%, 12/01/36	450	548,244
Chicago Board of Education, Refunding GO Series C, 5.00%, 12/01/25	1,460	1,717,934
Series F, 5.00%, 12/01/24	615	701,248
Series G, 5.00%, 12/01/34	450	553,235
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	935	1,126,151
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	1,050	1,067,314
City of Chicago Illinois Special Assessment Revenue, SAB, 6.75%, 12/01/32	762	763,875
City of Chicago Illinois Waterworks Revenue, Refunding RB 2nd Lien, (AGM), 5.25%, 11/01/33	260	260,884
2nd Lien, 5.00%, 11/01/42	915	965,252

Security	Par (000)	Value

Illinois (continued)
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	$805	$879,760
Illinois Finance Authority, RB Series A, 5.00%, 02/15/47	235	265,376
Series A, 5.00%, 02/15/50	130	146,158
Illinois State Toll Highway Authority, RB Series A, 5.00%, 01/01/45	1,290	1,667,712
Series C, 5.00%, 01/01/37	2,800	3,221,092
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	870	1,044,122
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,340	1,551,586
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/43(b)	5,175	3,150,074
Regional Transportation Authority, RB, Series A, (NPFGC), 6.70%, 11/01/21	910	924,214
State of Illinois, GO 5.00%, 02/01/39	1,540	1,687,101
Series A, 5.00%, 04/01/35	3,000	3,178,260
Series A, 5.00%, 04/01/38	3,490	3,685,510
Series D, 5.00%, 11/01/24	2,765	3,169,547
University of Illinois, RB, Series A, 5.00%, 04/01/44	985	1,097,881
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,525	1,530,841

		38,690,539

Indiana — 3.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	790	873,369
AMT, 7.00%, 01/01/44	1,905	2,108,549
Indiana Finance Authority, RB Series A, 1st Lien, 5.25%, 10/01/38	3,280	3,307,322
Series A, AMT, 5.00%, 07/01/44	450	482,409
Series A, AMT, 5.00%, 07/01/48	1,430	1,540,182
Series A, AMT, 5.25%, 01/01/51	405	438,955
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,354,874

		10,105,660

Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Series B, 5.25%, 12/01/50(d)	2,810	3,092,827

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(c)	995	1,067,118
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	1,235	1,507,564
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(e)	1,200	1,483,716

		4,058,398

Louisiana — 1.6%
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 12/15/50	2,000	2,290,120
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 05/15/31	315	315,690
Series A, 5.25%, 05/15/32	1,110	1,149,960
Series A, 5.25%, 05/15/33	1,205	1,248,211
Series A, 5.25%, 05/15/35	505	544,855

		5,548,836

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, RB Series 2017, 5.00%, 12/01/46	$420	$514,357
Series B, (NPFGC), 7.00%, 07/01/22(f)	370	393,129
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	1,755	1,797,769

		2,705,255

Massachusetts — 1.4%
Massachusetts Development Finance Agency, Refunding RB(a) 4.00%, 10/01/32	215	233,817
4.13%, 10/01/42	470	509,720
Massachusetts Housing Finance Agency, RB, M/F Housing Series C-1, 3.15%, 12/01/49	550	574,145
Series C-1, 3.25%, 12/01/54	2,030	2,123,055
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	1,110	1,429,269

		4,870,006

Michigan — 3.4%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(c)	4,425	4,633,948
Michigan Finance Authority, Refunding RB 5.00%, 12/01/48	2,000	2,528,220
Series A, 4.00%, 12/01/49	810	956,642
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	950	955,216
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	990	1,250,766
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,070	1,302,907

		11,627,699

Minnesota — 1.4%
Duluth Economic Development Authority, Refunding RB Series A, 4.25%, 02/15/48	2,020	2,324,131
Series A, 5.25%, 02/15/53	2,045	2,539,624

		4,863,755

Mississippi — 3.0%
County of Lowndes Mississippi, Refunding RB, Series A, 6.80%, 04/01/22	3,000	3,124,440
State of Mississippi, RB Series A, 5.00%, 10/15/37	1,000	1,247,550
Series A, 4.00%, 10/15/38	5,000	5,810,500

		10,182,490

Missouri — 3.2%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	2,885	3,395,039
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	245	265,489
5.00%, 09/01/48	2,610	3,174,543

Security	Par (000)	Value

Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Refunding RB (continued) Series A, 4.00%, 07/01/46	$595	$718,719
Series C, 5.00%, 11/15/47	2,570	3,164,929

		10,718,719

Nebraska — 0.7%
Central Plains Energy Project, RB 5.25%, 09/01/37	825	868,403
5.00%, 09/01/42	1,445	1,517,005

		2,385,408

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB Series B, 4.63%, 11/01/42	1,545	1,624,135
Series C, AMT, 4.88%, 11/01/42	805	849,975

		2,474,110

New Jersey — 14.1%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	1,675	1,875,179
5.25%, 11/01/44	1,525	1,688,785
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,655	1,988,516
New Jersey Economic Development Authority, RB 4.00%, 11/01/38	510	591,881
4.00%, 11/01/39	405	468,427
5.00%, 06/15/49	2,295	2,849,541
Series EEE, 5.00%, 06/15/48	3,690	4,559,954
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,425	1,681,215
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,403,251
New Jersey Transportation Trust Fund Authority, RB Series AA, 5.00%, 06/15/44	1,270	1,384,033
Series BB, 5.00%, 06/15/50	4,120	5,070,402
New Jersey Turnpike Authority, RB Series A, 5.00%, 07/01/22(c)	740	773,100
Series A, 4.00%, 01/01/42	730	884,373
Series E, 5.00%, 01/01/45	2,615	2,989,023
State of New Jersey, GO Series A, 4.00%, 06/01/31	560	711,844
Series A, 3.00%, 06/01/32	1,300	1,507,987
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 06/01/46	525	644,595
Sub-Series B, 5.00%, 06/01/46	13,345	15,983,441

		48,055,547

New York — 16.5%
City of New York, GO, Series C, 5.00%, 08/01/42	1,115	1,450,013
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,974,132
Metropolitan Transportation Authority, Refunding RB Series C-1, 4.75%, 11/15/45	1,585	1,966,636
Series C-1, 5.00%, 11/15/50	515	640,238
Series C-1, 5.25%, 11/15/55	760	959,546

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/46	$520	$615,124
Series A, 4.00%, 07/01/50	1,065	1,261,503
New York City Housing Development Corp., RB, M/F Housing Series A, 3.00%, 11/01/55	1,055	1,092,843
Series F-1, (FHA), 2.40%, 11/01/46	2,530	2,543,611
Series F-1, (FHA), 2.50%, 11/01/51	1,745	1,767,859
New York City Industrial Development Agency, Refunding RB Series A, Class A, (AGM), 3.00%, 01/01/37	215	237,949
Series A, Class A, (AGM), 3.00%, 01/01/39	215	236,984
Series A, Class A, (AGM), 3.00%, 01/01/40	150	165,033
New York City Transitional Finance Authority Future Tax Secured Revenue, RB Sub-Series E-1, 5.00%, 02/01/42	1,960	2,006,158
Series C, Subordinate, 4.00%, 05/01/45	1,080	1,294,996
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	430	524,007
New York Counties Tobacco Trust IV, Refunding RB Series A, 5.00%, 06/01/38	1,905	1,907,305
Series A, 6.25%, 06/01/41(a)	1,800	1,825,794
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	10,735	10,930,592
New York Liberty Development Corp., Refunding RB(a) Series 1, Class 1, 5.00%, 11/15/44	2,860	3,160,186
Series 2, Class 2, 5.15%, 11/15/34	340	383,003
Series 2, Class 2, 5.38%, 11/15/40	850	960,270
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,780	2,244,989
New York State Urban Development Corp., RB Series A, 4.00%, 03/15/49	7,895	9,325,495
Series A, 3.00%, 03/15/50	1,285	1,378,676
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	350	453,141
AMT, 5.00%, 10/01/40	1,000	1,278,560
Triborough Bridge & Tunnel Authority, RB Series A, 4.00%, 11/15/54	985	1,176,494
Series A, 5.00%, 11/15/54	840	1,082,693
Series A, 5.00%, 11/15/56	885	1,152,128

		55,995,958

North Carolina — 0.9%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	2,055	2,256,883
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	530	853,009

		3,109,892

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	950	1,176,737

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB Series A-2, Class 1, 4.00%, 06/01/37	285	341,823
Series A-2, Class 1, 4.00%, 06/01/38	285	340,783
Series A-2, Class 1, 4.00%, 06/01/39	285	339,578
Series A-2, Class 1, 4.00%, 06/01/48	755	882,036
Series B-2, Class 2, 5.00%, 06/01/55	2,725	3,197,461

Security	Par (000)	Value

Ohio (continued)
County of Franklin Ohio, RB Series 2017, 5.00%, 12/01/46	$400	$489,624
Series A, 6.13%, 07/01/22(c)	40	42,202
Series A, 6.13%, 07/01/40	620	647,355
Series A, 4.00%, 12/01/49	505	595,031
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	590	700,253
Series A, 3.75%, 08/15/50	1,040	1,191,934
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	730	859,188
State of Ohio, RB, AMT, 5.00%, 06/30/53	275	303,779

		9,931,047

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	1,155	1,433,240
Oklahoma Turnpike Authority, RB Series A, 4.00%, 01/01/48	2,050	2,359,816
Series C, 4.00%, 01/01/42	1,950	2,251,860

		6,044,916

Oregon — 1.3%
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	1,680	1,975,075
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,795	2,269,778

		4,244,853

Pennsylvania — 3.4%
Allentown Neighborhood Improvement Zone Development Authority, RB(a) Subordinate, 5.00%, 05/01/28	185	212,510
Subordinate, 5.13%, 05/01/32	230	274,362
Subordinate, 5.38%, 05/01/42	435	511,795
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	635	659,702
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/49	1,300	1,538,576
Montgomery County Higher Education and Health Authority, Refunding RB Series A, 5.00%, 09/01/43	1,220	1,504,004
Series A, 4.00%, 09/01/49	555	622,027
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	850	989,051
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,106,280
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	2,305	2,708,605
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,263,137

		11,390,049

Puerto Rico — 5.8%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	675	691,666
5.63%, 05/15/43	690	698,032
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB Series A, Senior Lien, 5.00%, 07/01/33	2,430	2,516,435
Series A, Senior Lien, 5.13%, 07/01/37	695	718,880
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-1, Restructured, 4.75%, 07/01/53	1,843	2,120,095

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-1, Restructured, 5.00%, 07/01/58	$6,807	$7,931,040
Series A-2, Restructured, 4.33%, 07/01/40	85	96,547
Series A-2, Restructured, 4.78%, 07/01/58	2,941	3,381,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/46	3,564	1,190,661
Series A-1, Restructured, 0.00%, 07/01/51	1,971	478,539

		19,823,457

Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	820	941,778
Series B, 4.50%, 06/01/45	2,645	2,944,917
Series B, 5.00%, 06/01/50	2,945	3,371,789

		7,258,484

South Carolina — 5.6%
South Carolina Jobs-Economic Development Authority, Refunding RB 5.00%, 02/01/36	2,505	2,983,079
5.00%, 11/15/47	1,350	1,605,582
Series A, 5.00%, 05/01/48	3,060	3,741,982
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	6,180	6,968,939
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,430	1,630,429
Series E, 5.25%, 12/01/55	1,735	2,028,701

		18,958,712

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(c)	995	1,066,899
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	160	186,981
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	690	818,878
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	955	1,173,666

		3,246,424

Texas — 5.7%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	2,160	2,525,731
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	853,833
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,155	1,454,977
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	745	824,678
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	704,183
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(c)	455	499,217
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 08/15/46(a)	1,980	1,983,148
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	925	1,063,408

Security	Par (000)	Value

Texas (continued)
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	$1,245	$1,548,792
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	4,545	5,599,667
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	1,000	1,096,580
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,140	1,339,272

		19,493,486

Utah — 1.0%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	915	1,098,119
Series A, AMT, 5.00%, 07/01/48	875	1,062,048
County of Utah, RB
Series A, 4.00%, 05/15/43	215	257,568
Series A, 3.00%, 05/15/50	985	1,059,338

		3,477,073

Virginia — 1.7%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,160	1,293,330
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/48	820	875,465
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	1,615	1,686,932
AMT, Senior Lien, 6.00%, 01/01/37	1,940	2,038,358

		5,894,085

Washington — 1.6%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,465	1,746,544
Series C, AMT, 5.00%, 04/01/40	755	852,176
Washington Health Care Facilities Authority, RB,
Series A, 5.75%, 01/01/23(c)	2,290	2,472,742
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	340	396,185

		5,467,647

West Virginia — 0.5%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	1,455	1,762,951

Total Municipal Bonds — 127.3% (Cost: $386,020,551)		433,369,679

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 2.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(h)	3,056	3,532,097
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	3,075	3,707,710

		7,239,807

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(h)	2,253	2,825,840

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	$1,798	$2,109,897

Georgia — 1.1%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,821	2,111,976
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	1,442	1,583,240

		3,695,216

Illinois — 1.1%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	6	7,124
Series C, 4.00%, 02/15/41	3,219	3,683,106

		3,690,230

Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,042	2,284,905
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	4,574	5,486,145
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(c)	2,266	2,288,340

		10,059,390

New York — 8.7%
Hudson Yards Infrastructure Corp., RB 5.75%, 02/15/47(h)	323	324,559
5.75%, 02/15/47	199	199,659
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(h)	6,440	6,534,382
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,308	1,560,407
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	5,956	6,993,109
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	2,884	3,372,596
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	6,617	7,738,181
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	3,076,710

		29,799,603

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(c)	2,550	3,042,558

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,340	2,900,336

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(c)	1,530	1,594,535

Texas — 5.4%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	1,831	1,917,860
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(c)	2,520	2,704,666

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	$2,030	$2,082,015
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(c)	3,400	3,441,480
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	6,900	8,218,244

		18,364,265

Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(h)	2,145	2,545,021
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,780	5,614,636

		8,159,657

Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	2,833	3,227,789
4.00%, 12/15/49(h)	2,940	3,452,001

		6,679,790

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.4% (Cost: $91,789,455)		100,161,124

Total Long-Term Investments — 156.7% (Cost: $477,810,006)		533,530,803

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	1,506,652	1,506,954

Total Short-Term Securities — 0.5% (Cost: $1,506,954)		1,506,954

Total Investments — 157.2% (Cost: $479,316,960)		535,037,757

Other Assets Less Liabilities — 0.9%		3,362,870

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.0)%		(57,966,828)

VMTP Shares at Liquidation Value — (41.1)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$340,433,799

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT)

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to November 15, 2051, is $10,619,754.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$655,154	$851,800	(a)	$—	$86	$(86)	$1,506,954	1,506,652	$23	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	41	09/21/21	$5,516	$(73,677)
U.S. Long Bond	32	09/21/21	5,279	(219,037)
5-Year U.S. Treasury Note	27	09/30/21	3,361	(28,849)

				$(321,563)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$433,369,679	$—	$433,369,679
Municipal Bonds Transferred to Tender Option Bond Trusts	—	100,161,124	—	100,161,124
Short-Term Securities
Money Market Funds	1,506,954	—	—	1,506,954

	$1,506,954	$533,530,803	$—	$535,037,757

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(321,563)	$—	$—	$(321,563)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(57,957,029)	$—	$(57,957,029)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(197,957,029)	$—	$(197,957,029)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

8